Schedule of non-vested warrants (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Options, Non-vested as beginning	0
Number of Options, Granted		405,334
Number of Options, Vested		(405,334)
Number of Options, Forfeited
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		405,334
Number of Options, Non-vested as Ending	0	0